Business segment information - Trading profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Corporate costs	$ (52)	$ (47)	$ (390)
Acquisition and disposal related items	(94)	(60)	(4)
Restructuring and rationalisation expenses	(123)	(220)	(167)
Amortisation and impairment of acquired intangibles	(187)	(207)	(205)
Legal and other	12	(58)	(75)
Operating profit	657	425	450
Interest income	24	34	14
Interest expense	(145)	(132)	(80)
Other finance costs	(28)	(7)	(8)
Share of results of associates	(10)	(30)	(141)
Profit before taxation	498	290	235
Impairment loss recognised in profit or loss, goodwill	65	84
Impairment of intangible assets	16	37	39
Increase in legal provision relating to metal-on-metal hip claims	(28)	(8)
Credit for insurance recoveries	0	0	7
BHR
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss	68
Impairment loss recognised in profit or loss, goodwill	63
Reportable segments [member]
Disclosure of operating segments [line items]
Operating profit	1,101	1,017	1,291
Orthopaedics
Disclosure of operating segments [line items]
Operating profit	265	251	383
Sports Medicine & ENT
Disclosure of operating segments [line items]
Operating profit	437	394	472
Advanced Wound Management
Disclosure of operating segments [line items]
Operating profit	$ 399	372	$ 436
Engage
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss		109
Impairment loss recognised in profit or loss, goodwill		84
Impairment of intangible assets		37
Write-off of inventory		21
Gains (losses) on revaluation of contingent consideration		$ 33